SUPPLEMENT DATED SEPTEMBER 30, 2002
TO THE
PROSPECTUS
FOR
JNL® SERIES TRUST

The following changes apply to the prospectus listed above:

The following should be added to the list of funds on the cover page:

PPM America/JNL Value Fund

The following should be added to the section entitled “About the Funds of the Trust:"

PPM America/JNL Value Fund

Investment Objective. The investment objective of the PPM America/JNL Value Fund is long-term growth of capital.

Principal Investment Strategies. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a “value” approach, the Fund seeks to invest in stocks the sub-adviser believes are underpriced relative to other stocks considered, determined by comparison of price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using ratios or target prices determined by the sub-adviser based on its analysis, to evaluate companies relative to one another on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

o	Market risk. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock’s price, and a broad-based market drop may also cause a stock’s price to fall.

o	Value investing risk. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Performance. The performance of a Fund will vary from year to year. The Fund’s performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not commenced operations as of the effective date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                     None
         Maximum Sales Load Imposed on Reinvested Dividends          None
         Deferred Sales Load                                         None
         Redemption Fee                                              None
         Exchange Fee                                                None

Expenses. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

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Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

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Management/Administrative Fee                                                  .85%
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Estimated Distribution (12b-1) Expense*                                        .01%
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Other Expenses                                                                   0%
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Total Fund Annual Operating Expenses                                           .86%
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* As discussed under “Management of the Trust,” the Trustees have adopted a Brokerage Enhancement Plan (the “Plan”) in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan or the variable annuity contract. Your expenses would be higher if these expenses were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Expense Example
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1 Year                                                                       $88
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3 Years                                                                     $274
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5 Years                                                                     $477
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10 Years                                                                  $1,061
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Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund. There is no assurance that the Fund will achieve its investment objective, and the Fund’s net asset value and total return will fluctuate upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of the issuer’s worth.

The Fund may be an appropriate investment if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of securities of a single issuer, a segment of the domestic stock market or the entire stock market. The value of the Fund’s investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in “value” stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Fund may not be pursuing its investment objectives.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management. The sub-adviser to the PPM America/JNL Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund’s investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund’s investment objectives.

The following should be added to the section entitled "Management Fee:"

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PPM America/JNL Value Fund    $0 to $300 million                          .75%
                              $300 million to $500 million                .70%
                              Over $500 million                           .65%

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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2002

JNL® SERIES TRUST

         On page 26, in the section entitled "INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS," sub-section (8) should be deleted and replaced in its entirety with the following paragraph:

         (8) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's total assets (not applicable to the AIM sub-advised Funds) by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts. The AIM Funds and the PPM America/JNL Value Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Funds’ total assets. (For the AIM sub-advised Funds and the PPM America/JNL Value Fund, this is a non-fundamental restriction.)

         On page 30, in the section entitled "Operating Policies," the following paragraph should be added:

   For the PPM America/JNL Value Fund:

        (a) The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

        (b) The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in illiquid securities.

         (c) The Fund may not make short sales of securities (except short sales against the box).

        (d) The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities,but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

        (e) The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

         (f) The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

        (g) The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund’s total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund’s total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund’s assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.

         On page 50, the paragraph on PPM America, Inc. should be deleted and replaced in its entirety with the following paragraph:

        PPM America, Inc. (“PPM”), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the PPM America/JNL Balanced Fund, the PPM America/JNL High Yield Bond Fund, the PPM America/JNL Money Market Fund and the PPM America/JNL Value Fund. PPM, an affiliate of JNAM, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

        The following paragraph should be added on page 53 as the last paragraph to the sub-section entitled “Investment Advisory and Management Agreement with JNAM”:

        The Investment Advisory and Management Agreement has been amended on several occasions since its approval by the Trustees and the shareholders in connection with the establishment of the new Funds of the Trust. In each such case, the Trustees considered the information prepared by JNAM regarding:

         • the services to be provided by JNAM under the amended agreement in respect of such new Funds and
         • the compensation to be paid JNAM for its services under the amended agreement in respect of such new Funds, including ancillary benefits, in relation:

                     • to both the nature and quality of the services to be provided by JNAM and
                     • to the fees and expenses of other underlying funds of variable annuity products.

        The following paragraph should be added on page 55 as the last paragraph to the sub-section entitled “Sub-advisory Agreements with Alliance, Alger, PIMCO, PPM, Putnam and SPIAS:"

        The Trustees approved an amendment to the sub-advisory agreement with PPM in May 2002, in connection with the establishment of the PPM America/JNL Value Fund. In approving the amendment to the agreement, the Trustees considered information, prepared by JNAM, regarding the nature of services to be provided with respect to the new Fund by PPM, PPM’s investment performance record with respect to a similar mutual fund portfolio, and fees and expenses of the new Fund in relation to similar underlying funds of variable annuity products.

The following should be added to page 61:

  PPM America/JNL Value Fund....     $0 to $50 million...................     .25%
                                     $50 million to $150 million.........     .20%
                                     $150 million to $300 million........     .175%
                                     $300 million to $500 million........     .15%
                                     Over $500 million...................     .125%